[LETTERHEAD OF PAUL, HASTINGS, JANOFSKY & WALKER LLP]


(212) 318-6097
billbelitsky@paulhastings.com


May 12, 2011


VIA EDGAR


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549


Re:      Van Kampen Unit Trusts, Series 1129 (the "Trust")
         (File No. 811-02754)


Ladies and Gentlemen:

On behalf of Van Kampen Funds Inc., Depositor of the Trust (the "Depositor"), transmitted herewith is a copy of the Trust's Registration Statement on Form S-6 for filing under the Securities Act of 1933 (the "Registration Statement").

The Trust consists of two underlying unit investment trust portfolios, Economic Expansion Portfolio, Series 5 and Inflation Hedge Portfolio, Series 2. Previous series of the Trust had been submitted on behalf of Van Kampen Unit Trusts, Series 1106 (Economic Expansion Portfolio, Series 4) and Van Kampen Unit Trusts, Series 1116 (Inflation Hedge Portfolio, Series 1) and both were declared effective by the Commission on April 28, 2011 (File Nos. 333-172834 and 333-173019). The Registration Statement for the Trust enclosed herewith has been prepared in substantial conformity with the previous series of the Trust referenced above, and like such previous series, will be unable to comply with the immediate effectiveness provision of Rule 487(b)(1) under the Securities Act of 1933, as amended, because each of the Trust's portfolios will invest in shares of open-end management investment companies.

Therefore, we are requesting limited review of the Trust's Registration Statement only to the extent necessary to declare the Trust effective in light of the fact that it will not comply with Rule 487(b)(1). Were it not for this provision in Rule 487, it would be our opinion that the Registration Statement would not contain disclosures which would render it ineligible to become effective pursuant to Rule 487. The Commission has previously declared effective registration statements submitted on behalf of the Depositor for other series that were unable to comply with paragraph (b)(1) of Rule 487 as a result of their investments in shares of open-end management investment companies, as noted above. The most recent such filings were declared effective by the Commission on April 28, 2011, with respect to Van Kampen Unit Trusts, Series 1106 and Van Kampen Unit Trusts, Series 1116 (File Nos. 333-172834 and 333-176019).

In light of the foregoing, it would be greatly appreciated if the Commission could provide a limited review of the enclosed material as soon as possible with a view toward declaring the Registration Statement effective on or about July 28, 2011.

No notification of registration or registration statement under the Investment Company Act of 1940, as amended (the "1940 Act"), is currently being submitted to the Commission, as the filings under the 1940 Act (File No. 811-02754) for Van Kampen Unit Trusts Series and Van Kampen Unit Trusts, Taxable Income Series are intended to apply to this series of the Trust. In addition, the Trust has not submitted, and does not expect to submit an exemptive application or no-action request in connection with this Registration Statement.

Please telephone the undersigned at (212) 318-6097 with any questions you may have or for any further information you may desire.

Very truly yours,


/s/ BILL BELITSKY
Bill Belitsky

for PAUL, HASTINGS, JANOFSKY & WALKER LLP